Stockholders' Equity (Deficit) (Details) - Schedule of stock options activities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options activities [Abstract]
Number of Options, balance beginning	300,000
Weighted Average Exercise Price, balance beginning	$ 0.0001
Number of Options, Granted/issued		400,000
Weighted Average Exercise Price, Granted/issued		$ 0.0001
Number of Options, Forfeited		(100,000)
Weighted Average Exercise Price, Forfeited		$ (0.0001)
Number of Options, ending balance	300,000	300,000
Weighted Average Exercise Price, ending balance	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Term (Years), ending balance	3 years 6 months	4 years 6 months
Aggregate Intrinsic Value, ending balance	$ 127,290	$ 104,970
Number of Options, Exercisable	300,000
Weighted Average Exercise Price, Exercisable	$ 0.0001
Weighted Average Remaining Contractual Term (Years), Exercisable	3 years 6 months
Aggregate Intrinsic Value, Exercisable	$ 127,290